Consolidated Statements of Financial Position - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash	$ 88.6	$ 95.3
Trade receivables	20.4	11.9
Inventories	267.3	165.4
Income taxes receivable	4.0	5.1
Other current assets	32.9	23.3
Total current assets	413.2	301.0
Deferred income taxes	12.2	3.0
Property, plant and equipment	84.3	60.2
Intangible assets	155.6	136.8
Other long-term assets	7.0	2.1
Goodwill	53.1	45.3
Total assets	725.4	548.4
Current liabilities
Accounts payable and accrued liabilities	110.4	109.6
Provisions	8.1	6.3
Income taxes payable	18.1	17.7
Total current liabilities	136.6	133.6
Provisions	14.7	10.8
Deferred income taxes	16.7	13.3
Revolving facility	0.0	0.0
Term loan	145.2	137.1
Other long-term liabilities	13.1	10.0
Total liabilities	326.3	304.8
Shareholders’ equity	399.1	243.6
Total liabilities and shareholders’ equity	$ 725.4	$ 548.4